CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net loss	¥ (904,452)	$ (141,928)	¥ (425,237)	¥ (233,459)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts	17,115	2,686	34,085	2,787
Share-based compensation	277,617	43,564	134,264	27,151
Depreciation and amortization	10,504	1,648	8,616	8,790
Deferred income tax expense (benefit)	5,122	804	(74)	(166)
Share of losses of equity method investments	596	94
Change in fair value of other equity investments	(47,247)	(7,414)	(11,614)	(900)
Impairment on other equity investments	6,603	1,036
Losses (gains) from disposal of property and equipment	493	77	(76)	795
Investment income			(12)	(114)
Impairment on intangible assets	136	21
Losses from disposal of intangible assets	24	4
Impairment of goodwill	149,092	23,396	0	0
Accretion of interest expenses on unsecured loans			1,894	299
Losses (gain) from disposal of subsidiaries, net	(2,899)	(455)	7,275	(21)
Change in fair value of warrant liabilities	29,011	4,552	61,454	(499)
Unrealized foreign exchange (gain)/loss	6,696	1,051	(6,115)	2,582
Changes in operating assets and liabilities, net of effect of disposal of subsidiaries:
Accounts receivable - third parties, net	34,342	5,389	(52,869)	(62,233)
Accounts receivable - related party	13,420	2,106	2,989	5,567
Contract assets	(6,647)	(1,043)	(8,498)	(2,424)
Amounts due from related parties	3,942	619		(3,942)
Prepayments and other current assets	(15,497)	(2,432)	(23,484)	(3,365)
Other noncurrent assets	1,667	262	(1,089)	(1,546)
Accounts payable	28,206	4,426	(4,744)	36,854
Contract liabilities	94,962	14,902	55,628	36,095
Amounts due to a related party	(3,472)	(545)	522	2,808
Other non-current liabilities	3,334	523
Accrued expenses and other current liabilities	59,253	9,298	16,542	18,512
Net cash used in operating activities	(238,079)	(37,359)	(216,521)	(161,581)
Investing activities:
Cash paid for business combination	(203,164)	(31,881)
Cash paid for purchase of property and equipment	(7,390)	(1,160)	(3,402)	(5,050)
Cash paid for purchase of intangible assets	(1,273)	(200)	(2,667)	(6,309)
Cash paid for purchase of equity method investments	(21,900)	(3,437)
Cash paid for purchase of other equity investments	(20,000)	(3,138)	(457)	(5,688)
Cash received from sale of short-term investments			2,512	34,614
Cash paid for purchase of short-term investments	(127,514)	(20,010)		(34,000)
Cash received from disposal of property and equipment	30	5	62	496
Cash received from consolidation of subsidiaries	10,890	1,709
Cash received from disposal of a subsidiary	2,500	392
Cash Received from disposal of long-term investments	1,500	235
Cash from disposal of subsidiaries	(1,024)	(161)	(1,471)
Payment of interest free loans provided to related parties			(3,950)
Collection of interest free loans provided to related parties	2,300	361	4,160	310
Cash paid for term deposits	(3,375,933)	(529,758)	(160,349)	(69,762)
Cash received from maturity of term deposits	1,926,418	302,297	69,762
Net cash provided by / (used in) investing activities	(1,814,560)	(284,746)	(95,800)	(85,389)
Financing activities:
Proceeds from IPO	2,195,827	344,573
Receive the Subscription receivables for Series C and E Redeemable Convertible Preferred Shares	336,179	52,754
Exercises of warrant F	219,667	34,471
Payment of issuance costs	(5,549)	(871)	(6,282)	(12,427)
Exercises share options	26,892	4,220
Proceeds from long-term borrowings				106,092
Repayment of long-term borrowings			(106,092)
Payables to a VIE shareholder	(230,087)	(36,106)
Cash paid to acquire subsidiaries' equity interests held by non-controlling shareholders, net			(16,095)	(4,000)
Payment of initial public offering ("IPO") costs	(8,146)	(1,278)	(5,714)
Cash received from capital contribution from non-controlling shareholder				2,146
Repurchase of treasury stock	(68,894)	(10,811)
Proceeds from short-term bank borrowings			20,000	19,941
Repayment for short-term bank borrowings	(21,140)	(3,317)	(26,838)	(12,988)
Net cash provided by financing activities	2,444,749	383,635	457,641	325,410
Effect of foreign currency exchange rate changes on cash	(36,235)	(5,686)	(10,719)	(2,243)
Net increase in cash and restricted cash	355,875	55,844	134,601	76,197
Cash and restricted cash at the beginning of the year	301,002	47,234	166,401	90,204
Cash and restricted cash at the end of the year	656,877	103,078	301,002	166,401
Supplemental information
Interest paid	291	46	1,608	1,845
Income tax paid	299	47	116	55
Income taxes refund			(33)	(1)
Non-cash investing and financing activities:
Transfer of equity interest of subsidiaries at nil consideration			5,793	3,380
Issuance of ordinary shares as the consideration for purchase of noncontrolling interests	¥ 20,621	$ 3,236	27,025
Accrual for IPO Costs			275
Accrual for Series F financing issuance costs			5,549
Exercise of Series E Warrant			16,550
Series E Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares				¥ 226,646
Series F Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares			¥ 598,662